Provision for Legal Claims (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Provisions For Legal Claims Explanatory [Abstract]
Schedule of probable likelihood of loss
	Labor	Civil	Environ.	Total
At June 30, 2019	802	-	22	824
Additions	418	65	378	861
Monetary restatement	103	2	-	105
Reversals	(365)	-	-	(365)
Acquisition Agrifirma	60		-	60
At June 30, 2020	1,018	67	400	1,485
Additions	1,010	-	260	1,270
Monetary restatement	150	2	34	186
Reversal	279	(69)	(262)	(52)
Payments	(1,444)	-	-	(1,444)
At June 30, 2021	1,013	-	432	1,445

Schedule of contingencies
	2021	2020
Civil	10,570	9,532
Tax	3,532	4,511
Labor	825	3,389
Environmental	-	193
	14,927	17,625

Schedule of judicial deposits
	2021	2020
Labor	339	378
Tax	1,195	1,178
Civil	152	150
Environmental	434	-
(Note 7)	2,120	1,706